Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 20, 2021	Jul. 19, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 1,300,000		$ 0	$ 5,500,000
Level 3 | Warrant units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant expense	$ 4,208,000	$ 1,197,000	$ 100,000